UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5718

Dreyfus Treasury Prime Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10 166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Treasury Prime Cash Management
April 30, 2014 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--87.8%	of Purchase (%)	Amount ($)	Value ($)
5/1/14	0.03	2,485,000,000	2,485,000,000
5/8/14	0.03	4,764,000,000	4,763,969,699
5/15/14	0.03	4,253,000,000	4,252,944,000
5/22/14	0.03	2,601,000,000	2,600,958,480
5/29/14	0.04	2,780,000,000	2,779,915,115
6/5/14	0.10	500,000,000	499,951,389
6/12/14	0.08	2,766,000,000	2,765,726,043
7/3/14	0.05	1,966,000,000	1,965,833,984
7/10/14	0.03	594,000,000	593,963,036
7/24/14	0.05	1,050,000,000	1,049,878,083
7/31/14	0.02	2,200,000,000	2,199,888,146
8/14/14	0.02	150,000,000	149,993,438
9/25/14	0.07	1,850,000,000	1,849,452,833
10/2/14	0.06	1,000,000,000	999,744,403
Total U.S. Treasury Bills
(cost $28,957,218,649)			28,957,218,649

U.S. Treasury Notes--18.8%
5/15/14	0.02	50,000,000	50,018,946
5/15/14	0.03	305,000,000	305,557,245
5/31/14	0.03	382,000,000	382,070,902
5/31/14	0.09	334,000,000	334,620,591
6/15/14	0.06	1,324,000,000	1,325,134,818
6/30/14	0.05	500,000,000	502,137,425
6/30/14	0.11	280,000,000	280,065,939
7/15/14	0.05	252,000,000	252,299,492
7/31/14	0.04	464,000,000	464,100,871
7/31/14	0.05	800,000,000	805,168,195
8/15/14	0.04	350,000,000	350,467,907
8/31/14	0.03	250,000,000	250,181,520
8/31/14	0.05	590,000,000	594,551,362

9/15/14	0.05	50,000,000	50,036,060
9/30/14	0.04	250,000,000	250,217,296
Total U.S. Treasury Notes
(cost $6,196,628,569)			6,196,628,569
Total Investments (cost $35,153,847,218)		106.6%	35,153,847,218
Liabilities, Less Cash and Receivables		(6.6%)	(2,174,161,639)
Net Assets		100.0%	32,979,685,579

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	35,153,847,218
Level 3 - Significant Unobservable Inputs	-
Total	35,153,847,218

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for

identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Treasury Prime Cash Management

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 25, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	June 25, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)